ILFC Transaction (Summary Of Pro Forma Information) (Details) - ILFC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Total revenue and other income	$ 5,212,900
Net income (loss)	$ 952,778